Subsequent events (Details Narrative) - USD ($)																		12 Months Ended
		May 06, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 28, 2024	Mar. 15, 2024	Jan. 17, 2024	Jan. 16, 2024	Jun. 08, 2023	May 26, 2023	May 16, 2023	May 15, 2023	Mar. 31, 2023	Feb. 02, 2023	Nov. 17, 2022	Nov. 16, 2022	Jul. 25, 2022	Dec. 31, 2023	Dec. 31, 2022	May 15, 2024	Apr. 18, 2024	Jan. 31, 2024
Subsequent Event [Line Items]
Issuance of ordinary shares, shares									1,600,000						6,191,770		4,626,667	1,000,000
Share price									$ 1.48
Newly issued ordinary shares, value																	$ 500,000		$ 500,000
Alfred Lim [Member]
Subsequent Event [Line Items]
Principal amount														$ 128,750
Interest rate														8.00%
Maturity date														Mar. 31, 2023
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares	[1]																		4,626,667
Newly issued ordinary shares, value																			$ 500,000
Chen Settlement Agreement [Member]
Subsequent Event [Line Items]
Shares issued upon debt conversion											850,306
Share price												$ 1.47
James Tan Settlement Agreement [Member] | Mr. Meng Dong Tan [Member]
Subsequent Event [Line Items]
Principal amount										$ 22,500
Interest rate										8.00%
Debt amount convertible										$ 24,004
Debt with unpaid and accured interest										$ 24,004
Maturity date										Mar. 15, 2024
Settlement Agreement [Member]
Subsequent Event [Line Items]
Convertible loan conversion price											$ 1.00
Shares issued upon debt conversion											478,200
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Subsequent Event [Line Items]
Principal amount												$ 712,254
Loan tranche amount												$ 911,373
Interest rate												8.00%
Debt with unpaid and accured interest												$ 731,373
Advisory services payment												$ 180,000
Supplemental Agreement [Member] | Alfred Lim [Member]
Subsequent Event [Line Items]
Maturity date													Dec. 31, 2023
Fee Settlement Agreement [Member]
Subsequent Event [Line Items]
Principal amount																$ 300,000
Issuance of ordinary shares, shares																60,000
Share price																$ 5.00
Subsequent Event [Member] | Convertible Loan Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Convertible loan conversion price				$ 1.00
Subsequent Event [Member] | Convertible Loan Agreement [Member] | Gilandi Limited [Member]
Subsequent Event [Line Items]
Principal amount								$ 500,000
Interest rate								8.00%
Maturity date								Mach 31, 2024
Convertible loan conversion price								$ 1.00
Debt amount convertible				$ 500,000
Shares issued upon debt conversion				500,000
Subsequent Event [Member] | Convertible Loan Agreement [Member] | Gilandi Limited [Member] | One Tranche [Member]
Subsequent Event [Line Items]
Loan tranche amount																						$ 250,000
Convertible loan amount received							$ 250,000
Subsequent Event [Member] | Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Two Tranche [Member]
Subsequent Event [Line Items]
Loan tranche amount				$ 250,000
Convertible loan amount received					$ 250,000
Subsequent Event [Member] | Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member]
Subsequent Event [Line Items]
Principal amount			$ 1,000,000
Interest rate			12.00%
Maturity date			Apr. 30, 2025
Debt instrument convertible conversion price description			Anytime on or before May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.00 per share. Anytime after May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.42 per share. The Company has no right of early repayment of any part of the Convertible Loan without Affluence’s written consent. Any Outstanding Sum on the Maturity Date will be automatically converted into ordinary shares of the Company at $1.42 per share.
Subsequent Event [Member] | Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member] | One Tranche [Member]
Subsequent Event [Line Items]
Loan tranche amount																					$ 500,000
Subsequent Event [Member] | Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member] | Two Tranche [Member]
Subsequent Event [Line Items]
Loan tranche amount																				$ 500,000
Subsequent Event [Member] | Chen Settlement Agreement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares issued for settlement of salaries and compensation						166,653
Shares issued price per share						$ 1.275
Shares issued for settlement of salaries and compensation, value						$ 212,484
Subsequent Event [Member] | Sobak Settlement Agreement [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Shares issued for settlement of salaries and compensation						75,059
Shares issued price per share						$ 1.275
Shares issued for settlement of salaries and compensation, value						$ 95,700
Subsequent Event [Member] | Lim Settlement Agreement [Member] | Director [Member]
Subsequent Event [Line Items]
Shares issued for settlement of salaries and compensation						53,649
Shares issued price per share						$ 1.275
Shares issued for settlement of salaries and compensation, value						$ 68,403
Subsequent Event [Member] | Supplemental Agreement [Member] | Alfred Lim [Member]
Subsequent Event [Line Items]
Maturity date			Jun. 30, 2024
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Description for ordinary shares issued in share purchase agreement		An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met
Subsequent Event [Member] | Share Purchase Agreement [Member] | C K Health Plus Sdn Bhd [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares		10,000,000
Newly issued ordinary shares, value		$ 15,000,000.0

[1]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022